Regulatory Assets and Liabilities (Schedule of Regulatory Liabilities) (Detail) - USD ($) $ in Millions		Sep. 30, 2019	Dec. 31, 2018
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		$ 547	$ 356	[1]
Regulatory liabilities-noncurrent		10,926	6,840	[1]
Total regulatory liabilities		11,473	7,196
Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		180	299	[2]
Regulatory liabilities-noncurrent		4,978	4,647	[2]
Total regulatory liabilities		5,158	4,946
Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	30	24
Regulatory liabilities-noncurrent		807	765	[4]
Total regulatory liabilities		837	789
Overrecovered Gas Costs [Member] | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[5]	7	7
Provision for future cost of removal and AROs
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[6]	117	117
Regulatory liabilities-noncurrent	[6]	2,315	1,409
Provision for future cost of removal and AROs | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[7]	92	92
Provision for future cost of removal and AROs | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[8]	10	9
Regulatory liabilities-noncurrent	[8]	110	113
Reserve for refunds and rate credits to electric utility customers
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[9]	215	71
Regulatory liabilities-noncurrent	[10]	707
Reserve for refunds and rate credits to electric utility customers | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[11]		71
Cost-of-service impact of 2017 Tax Reform Act
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[12]	2	104
Cost-of-service impact of 2017 Tax Reform Act | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[13]	2	95
Income taxes refundable through future rates
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[14]	82
Regulatory liabilities-noncurrent	[14]	5,007	4,071
Income taxes refundable through future rates | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[14]	74
Regulatory liabilities-noncurrent	[14]	2,405	2,579
Income taxes refundable through future rates | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[14]	560	530
Monetization of guarantee settlement
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[15]	67
Regulatory liabilities-noncurrent	[15]	987
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		64	64
Regulatory liabilities-noncurrent		405	170
Other | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		12	41
Regulatory liabilities-noncurrent		163	58
Other | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		13	8
Regulatory liabilities-noncurrent		12	16
Nuclear decommissioning trust
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[16]	1,354	1,070
Nuclear decommissioning trust | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[17]	1,354	1,070
Overrecovered Other Postretirement Benefit Costs
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[18]	151	120
Overrecovered Other Postretirement Benefit Costs | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[18]	125	106
Provision For Future Cost Of Removal | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[7]	$ 1,056	$ 940

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
[6]	Rates charged to customers by Dominion Energy’s regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[7]	Rates charged to customers by Virginia Power’s regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[8]	Rates charged to customers by Dominion Energy Gas’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[9]	Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period in connection with the SCANA Merger Approval Order and Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers in Virginia. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed on November 18, 2019, and Note 3 for more information.
[10]	Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period in connection with the SCANA Merger Approval Order and Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers in Virginia. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018 and Note 3 for more information.
[11]	Charge associated with Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, for more information.
[12]	Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at the Companies’ regulated electric generation and electric and natural gas distribution operations. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed on November 18, 2019, and Note 13 for more information.
[13]	Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at regulated electric generation and distribution operations. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, and Note 13 for more information.
[14]	Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.
[15]	Reflects amounts to be refunded to DESC electric service customers over a 20-year period ending in 2039 associated with the monetization of a bankruptcy settlement agreement. See Note 3 for additional information.
[16]	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Dominion Energy’s utility nuclear generation stations, in excess of the related AROs.
[17]	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.
[18]	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.